Schedule of trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Current trade and other payables
Trade payables		$ 10,973	$ 7,725	$ 5,692
Shares to be issued		10,000	2,500
Accruals		13,188	1,321	4,322
Related party payable				477
Payroll liabilities		3,574	2,077	2,210
Sales tax payable			116	949
Deferred income		10	318	974
Other creditors		184	540	833
Total current trade and other payables	$ 35,365	37,929	14,597	15,457
Non-current other payables
Non-current accrued interest			6,129
Non-current accrued loan and other fees			314
Total non-current other payables			$ 6,443